FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2021
FAIR VALUE OF FINANCIAL INSTRUMENTS [Abstract]
Assets and Liabilities Measured at Fair Value on Recurring Basis
The following table summarizes the Company’s assets and liabilities that are measured at fair value on a recurring basis, by level, within the fair value hierarchy:
Fair Value Measurement Level
	Total	Level 1	Level 2	Level 3
December 31, 2021:
Assets:
Mutual funds - Cash and cash equivalents	$ 33,965	$ 33,965	$ —	$ —
Mutual funds - Marketable securities	435,519	435,519	—	—
Total assets at fair value on a recurring basis	$ 469,484	$ 469,484	$ —	$ —

Liabilities:
Public Warrants	$ 6,900	$ 6,900	$ —	$ —
Private Warrants	339	—	—	339
Total liabilities at fair value on a recurring basis	$ 7,239	$ 6,900	$ —	$ 339
Fair Value Measurement Level
	Total	Level 1	Level 2	Level 3
December 31, 2020:
Assets:
Mutual funds - Cash and cash equivalents	$ 36,040	$ 36,040	$ —	$ —
Total assets at fair value on a recurring basis	$ 36,040	$ 36,040	$ —	$ —

Liabilities:
Notes payable	$ 1,749	$ —	$ 1,749	$ —
Total liabilities at fair value on a recurring basis	$ 1,749	$ —	$ 1,749	$ —